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                                  CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Berger Investment Portfolio Trust (the "Registrant"). Registrant's 1933 Act No. is 33-69460 and Registrant's 1940 Act No. is 811-08046.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 38 ("PEA No. 38") on January 26, 2001, pursuant to Rule 485(b) of the 1933 Act, which became effective January 29, 2001, for the following funds:

                  Berger Mid Cap Growth Fund
                  Berger Mid Cap Value Fund
                  Berger Small Company Growth Fund
                  Berger New Generation Fund
                  Berger Select Fund
                  Berger Balanced Fund
                  Berger Information Technology Fund

         3.       The text of PEA No. 38 has been filed electronically.

DATED:  January 31, 2001

                                             Berger Investment Portfolio Trust

                                             /s/ Anthony R. Bosch

                                             By: Anthony R. Bosch
                                             Vice President